10Q EARNINGS PER SHARE - Narrative (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	800,000	100,000	293,422	191,353	700,119